Other Current Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Current Assets
13)	OTHER CURRENT ASSETS
As of December 31, 2023 and 2022, assets held for sale and other current assets were detailed as follows:

		2023	2022
Other current assets	$	142	115
Assets held for sale		49	68

	$	191	183

Assets held for sale are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts.
Other current assets presented above are mainly comprised of advance payments to suppliers.